FAIR VALUE DISCLOSURES (Schedule of Assets at Fair Value) (Detail) - Recurring Basis - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate equity securities	$ 64,024	$ 81,439	$ 73,876
Asset derivative		12	34
Liability derivative - foreign currency collar		(179)	(4,393)
Interest rate caps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset derivative	26
Foreign currency collars
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset derivative	8,852
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate equity securities	64,024	81,439	73,876
Asset derivative		0	0
Liability derivative - foreign currency collar		0	0
Level 1 | Interest rate caps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset derivative	0
Level 1 | Foreign currency collars
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset derivative	0
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate equity securities	0	0	0
Asset derivative		12	34
Liability derivative - foreign currency collar		(179)	(4,393)
Significant Other Observable Inputs (Level 2) | Interest rate caps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset derivative	26
Significant Other Observable Inputs (Level 2) | Foreign currency collars
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset derivative	8,852
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate equity securities	0	0	0
Asset derivative		0	0
Liability derivative - foreign currency collar		$ 0	$ 0
Level 3 | Interest rate caps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset derivative	0
Level 3 | Foreign currency collars
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset derivative	$ 0